SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES AND DEFERRED OFFERING COST (Details)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Receivables [Abstract]
Prepayments for operation	$ 8,734	$ 68,122	$ 48,199	$ 375,952	$ 105,867
Deferred offering cost	297,510	2,320,579	$ 254,651	1,986,279
Total:	$ 306,244	$ 2,388,701		$ 2,362,231